Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016
Cost:

Computer and peripheral equipment	$1,421	$1,935
Office furniture and equipment	842	1,332
Machinery and equipment	5,996	8,962
Leasehold improvements	2,311	4,978

	10,570	17,207

Accumulated depreciation	(5,792)	(7,960)

Property and equipment, net	$4,778	$9,247

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were $1,226, $1,560 and $2,447 respectively.

During the years ended December 31,2014, 2015 and 2016, the Company recorded a reduction of $168, $166 and $297, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer used.